Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment, Net - USD ($)	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 576,647	$ 564,607	$ 611,238	$ 634,100
Less: accumulated depreciation	(319,646)	(284,493)	(246,184)	(222,569)
Property, plant and equipment, net	257,001	280,114	365,054	411,531
Computer and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	47,818	46,820
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 528,829	$ 517,787	$ 560,551	$ 581,517